Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (20,269)
Balance at end of period	(23,150)	SFr (20,269)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	28	(72)	SFr (62)
Increase/(decrease)	91	65	(114)
Increase/(decrease) due to equity method investments		10	(10)
Reclassification adjustments, included in net income	87	25	114
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	178	100	(10)
Balance at end of period	206	28	(72)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(14,469)	(13,442)	(13,119)
Increase/(decrease)	(3,076)	(1,015)	(342)
Increase/(decrease) due to equity method investments		(18)	0
Reclassification adjustments, included in net income	17	6	19
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	(3,059)	(1,027)	(323)
Balance at end of period	(17,528)	(14,469)	(13,442)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	30	10	48
Increase/(decrease)	(49)	20	(10)
Increase/(decrease) due to equity method investments		0	0
Reclassification adjustments, included in net income	32	0	(7)
Cumulative effect of accounting changes, net of tax		0	(21)
Total increase/(decrease)	(17)	20	(38)
Balance at end of period	13	30	10
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,690)	(3,974)	(3,583)
Increase/(decrease)	(327)	44	(710)
Increase/(decrease) due to equity method investments		0	0
Reclassification adjustments, included in net income	290	282	319
Cumulative effect of accounting changes, net of tax		(42)	0
Total increase/(decrease)	(37)	284	(391)
Balance at end of period	(3,727)	(3,690)	(3,974)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	604	387	522
Increase/(decrease)	(5)	338	(26)
Increase/(decrease) due to equity method investments		0	0
Reclassification adjustments, included in net income	(143)	(121)	(109)
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	(148)	217	(135)
Balance at end of period	456	604	387
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,772)	(890)	(2,544)
Increase/(decrease)	45	(2,053)	1,605
Increase/(decrease) due to equity method investments		0	0
Reclassification adjustments, included in net income	157	193	49
Cumulative effect of accounting changes, net of tax		(22)	0
Total increase/(decrease)	202	(1,882)	1,654
Balance at end of period	(2,570)	(2,772)	(890)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(20,269)	(17,981)	(18,738)
Increase/(decrease)	(3,321)	(2,601)	403
Increase/(decrease) due to equity method investments		(8)	(10)
Reclassification adjustments, included in net income	440	385	385
Cumulative effect of accounting changes, net of tax		(64)	(21)
Total increase/(decrease)	(2,881)	(2,288)	757
Balance at end of period	(23,150)	(20,269)	(17,981)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,546)
Balance at end of period	(20,239)	(17,546)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	28	(58)	(51)
Increase/(decrease)	90	65	(115)
Reclassification adjustments, included in net income	87	21	108
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	177	86	(7)
Balance at end of period	205	28	(58)
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(14,560)	(13,573)	(13,248)
Increase/(decrease)	(2,974)	(990)	(344)
Reclassification adjustments, included in net income	17	3	19
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	(2,957)	(987)	(325)
Balance at end of period	(17,517)	(14,560)	(13,573)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	30	9	48
Increase/(decrease)	(49)	21	(11)
Reclassification adjustments, included in net income	32	0	(7)
Cumulative effect of accounting changes, net of tax		0	(21)
Total increase/(decrease)	(17)	21	(39)
Balance at end of period	13	30	9
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(417)	(350)	(381)
Increase/(decrease)	(55)	(42)	(18)
Reclassification adjustments, included in net income	12	17	49
Cumulative effect of accounting changes, net of tax		(42)	0
Total increase/(decrease)	(43)	(67)	31
Balance at end of period	(460)	(417)	(350)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(7)	(8)	2
Increase/(decrease)	(4)	0	(10)
Reclassification adjustments, included in net income	0	1	0
Cumulative effect of accounting changes, net of tax		0	0
Total increase/(decrease)	(4)	1	(10)
Balance at end of period	(11)	(7)	(8)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,620)	(860)	(2,302)
Increase/(decrease)	(6)	(1,931)	1,394
Reclassification adjustments, included in net income	157	193	48
Cumulative effect of accounting changes, net of tax		(22)	0
Total increase/(decrease)	151	(1,760)	1,442
Balance at end of period	(2,469)	(2,620)	(860)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,546)	(14,840)	(15,932)
Increase/(decrease)	(2,998)	(2,877)	896
Reclassification adjustments, included in net income	305	235	217
Cumulative effect of accounting changes, net of tax		(64)	(21)
Total increase/(decrease)	(2,693)	(2,706)	1,092
Balance at end of period	SFr (20,239)	SFr (17,546)	SFr (14,840)